Flight equipment held for operating leases, net (Tables)	12 Months Ended
Dec. 31, 2020
Property Subject to or Available for Operating Lease, Net [Abstract]
Schedule of movements in flight equipment held for operating leases
Movements in flight equipment held for operating leases during the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31,
	2020	2019
Net book value at beginning of period	$35,870,781	$35,052,335
Additions	2,108,539	4,621,821
Depreciation	(1,620,185)	(1,650,450)
Disposals and transfers to held for sale	(169,503)	(1,940,133)
Transfers to investment in finance and sales-type leases, net/other assets	(46,623)	(143,409)
Impairment (Note 22)	(986,559)	(69,383)
Net book value at end of period	$35,156,450	$35,870,781

Accumulated depreciation and impairment as of December 31, 2020 and 2019, respectively	$(9,825,647)	$(7,526,636)